VIRTUS KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Communication Services—9.0%
Omnicom Group, Inc.	66,409	$ 4,190
Verizon Communications, Inc.	84,413	3,205
		7,395

Consumer Discretionary—3.4%
Leggett & Platt, Inc.	70,411	2,339
McDonald’s Corp.	1,905	439
		2,778

Consumer Staples—13.5%
Coca-Cola Co. (The)	45,264	2,536
Flowers Foods, Inc.	51,677	1,276
Kellogg Co.	18,707	1,303
Kimberly-Clark Corp.	21,671	2,439
PepsiCo, Inc.	16,018	2,615
Procter & Gamble Co. (The)	6,939	876
		11,045

Energy—1.0%
Chevron Corp.	5,874	844
Financials—18.8%
Bank of Hawaii Corp.	45,034	3,428
PNC Financial Services Group, Inc. (The)	17,226	2,574
Safety Insurance Group, Inc.	27,030	2,204
T. Rowe Price Group, Inc.	18,228	1,914
U.S. Bancorp	41,264	1,664
Zurich Insurance Group AG ADR	90,740	3,610
		15,394

Health Care—13.5%
AbbVie, Inc.	23,858	3,202
Johnson & Johnson	5,521	902
Merck & Co., Inc.	27,037	2,328
Patterson Cos., Inc.	76,796	1,845
Pfizer, Inc.	62,862	2,751
		11,028

Industrials—11.2%
BAE Systems plc Sponsored ADR	84,122	2,950
MSC Industrial Direct Co., Inc. Class A	46,185	3,363
Snap-on, Inc.	4,209	847
Watsco, Inc.	7,831	2,016
		9,176

Information Technology—6.7%
Cisco Systems, Inc.	50,967	2,039
International Business Machines Corp.	29,265	3,477
		5,516

Materials—8.3%
Amcor plc	314,966	3,380
Eastman Chemical Co.	25,950	1,844
	Shares	Value

Materials—continued
Sonoco Products Co.	27,804	$ 1,577
		6,801

Real Estate—2.0%
Crown Castle, Inc.	11,397	1,647
Utilities—11.4%
Fortis, Inc.	53,032	2,015
NextEra Energy, Inc.	17,324	1,358
Pinnacle West Capital Corp.	25,331	1,634
Southern Co. (The)	44,791	3,046
WEC Energy Group, Inc.	14,301	1,279
		9,332

Total Common Stocks (Identified Cost $80,791)		80,956

Total Long-Term Investments—98.8% (Identified Cost $80,791)		80,956

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(1)	694,967	695
Total Short-Term Investment (Identified Cost $695)		695

TOTAL INVESTMENTS—99.6% (Identified Cost $81,486)		$81,651
Other assets and liabilities, net—0.4%		307
NET ASSETS—100.0%		$81,958

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	85%
Switzerland	9
United Kingdom	4
Canada	2
Total	100%
† % of total investments as of September 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$80,956	$80,956
Money Market Mutual Fund	695	695
Total Investments	$81,651	$81,651
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Equity Income Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value theSeries’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.
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